Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (2,929,817)	$ (3,004,619)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	6,854	2,946
Amortization expense	3,600	16,205
Stock issued for services		249,100
Accretion of debt discount	646,302	368,205
Accretion of original issuance costs	135,812	61,283
Interest expense converted to notes payable		30,800
Impairment of assets		536,047
Changes in operating assets and liabilities:
Other current assets	(9,867)	(2,075)
Other assets		(20,711)
Accounts payable	287,843	23,669
Accrued payroll and payroll taxes	29,052	(58,635)
Other current liabilities	(21)	23,603
Net cash used in operating activities	(1,830,242)	(1,774,182)
Cash flows from investing activities:
Purchase of property and equipment	(860)	(29,264)
Net cash used in investing activities	(860)	(29,264)
Cash flows from financing activities:
Proceeds from short-term convertible notes	1,567,000	250,000
Repayment of short-term convertible notes		(55,000)
Common stock issued for cash		1,865,000
Fees associated with filing of Form S-1	(68,498)
Net cash provided by financing activities	1,498,502	2,060,000
Net (decrease) increase in cash	(332,600)	256,554
Cash at beginning of period	340,956	84,402
Cash at end of period	8,356	340,956
Cash paid during the period for:
Interest
Income taxes
Non-cash investing and financing activities:
Beneficial conversion feature in conjunction with debt issuance	273,700	101,972
Amortization of warrants issued in connection with a debt modification	147,720
Warrants issued to third parties in conjunction with debt issuance	793,039	188,069
Original issue discount issued in conjunction with debt	156,700	126,030
Common stock issued to third parties in conjunction with conversion of debt	$ 145,104	$ 236,715